CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues, net		$ 176,991	$ 125,599	$ 174,886	$ 120,575
Cost of revenues		25,543	19,264	26,730	20,579
Gross profit		151,448	106,335	148,156	99,996
Operating expenses:
Sales and marketing		82,312	60,254	82,188	69,090
Technology and development		20,081	14,119	19,804	10,662
General and administrative		62,765	34,536	47,706	145,776
Total operating expenses		165,158	108,909	149,698	225,528
Operating loss		(13,710)	(2,574)	(1,542)	(125,532)
Other income (expense):
Interest income		41	159	197	799
Interest expense		(329)	(45)	(60)	(47)
Other income		(445)	142	807	90
Loss before income tax benefit (expense)		(14,443)	(2,318)	(598)	(124,690)
Income tax benefit (expense)		(1,800)	(316)	(1,832)	367
Net loss		$ (16,243)	$ (2,634)	$ (2,430)	$ (124,323)
Net loss per share, basic (in dollars per share)	[1]	$ (0.17)	$ (0.06)	$ (0.06)	$ (1.91)
Net loss per share, diluted (in dollars per share)	[1]	$ (0.17)	$ (0.06)	$ (0.06)	$ (1.91)
Weighted-average shares used in calculating basic net loss per share (in shares)		98,076,290	42,116,480	42,049,840	66,958,400
Weighted-average shares used in calculating diluted net loss per share (in shares)		98,076,290	42,116,480	42,049,840	66,958,400

[1]	At September 30, 2021, basic and diluted loss per share for Class A and Class B common stock are the same.